Subsequent Event	12 Months Ended
Jan. 31, 2016
Subsequent Events [Abstract]
Subsequent events
Subsequent Event
Dividends Declared
On February 18, 2016, the Board of Directors approved the fiscal 2017 annual dividend at $2.00 per share, an increase over the fiscal 2016 dividend of $1.96 per share. For fiscal 2017, the annual dividend will be paid in four quarterly installments of $0.50 per share, according to the following record and payable dates:

Record Date	Payable Date
March 11, 2016	April 4, 2016
May 13, 2016	June 6, 2016
August 12, 2016	September 6, 2016
December 9, 2016	January 3, 2017